Appendix 2 Additional Information No. 715 of February 3, 2012 - Summary of Provisions and Write-offs Portfolio (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	$ 36,787	$ 18,146
Non-renegotiated Portfolio [Member]
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	30,514	13,631
Renegotiated Portfolio [Member]
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	$ 6,273	4,516
Recoveries [Member]
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs		$ (1)